OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2016
OTHER NON-CURRENT ASSETS [Abstract]
Other non-current assets

All amounts in USD ‘000	June 30, 2016	December 31, 2015
Fixture, Furniture and Equipment	326	385
Long term deposits (Restricted Cash)	10,000	10,000
Other	127	89

Total	10,453	10,474